UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Collateral Investment Trust

Annual Report
12.31.09

1

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

During 2009, stability slowly returned to the short-term securities market. The programs put in place by the federal government in late 2008 provided insurance to the sector and added liquidity to the market. During the year, the Federal Reserve Board kept its federal fund rate (the rate banks charge each other for overnight loans) at a range of 0% -- 0.25%. We also saw declining yields of London Interbank Offered Rate (LIBOR), a rate used to determine yield in various short-term instruments. As a result, investor confidence grew and yields in the front end of the yield curve fell steadily to all-time lows. Toward the end of the period, several of the programs put in place by the government in the midst of the financial crisis were removed, with little impact to the market. Furthermore, December’s unemployment report was better than expected, with only a small drop in payrolls. These actions further bolstered investor confidence.

Fund results and strategy

From its inception on June 1, 2009 through December 31, 2009, the Fund returned 0.29% at net asset value. Throughout the year, it was clear that the Federal Reserve would maintain the fed funds rate at its current low level for an extended period of time. As a result, we lengthened the Fund’s average maturity by investing in longer-dated maturities, specifically government agencies, which allowed the Fund to pick up additional yield. This action enabled us to take advantage of the higher yields in longer maturities, while still investing in the safest assets. We also decreased our position in commercial paper and instead focused cash in short-term bonds that mature anywhere from one month to three months, which allowed us to pick up some additional yield in the front end. Lastly, we increased the Fund’s holdings of floating-rate corporate bonds, which reset either monthly or every three months, allowing the Fund to be well positioned for any movements in rates in the future. We continue to have a limited amount of exposure to very high-quality, extremely short-term, asset-backed commercial paper and asset-backed securities which gives us the ability to pick up additional yield in the short end.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

2

A look at performance

For the period ended December 31, 2009

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception[1]

John Hancock Collateral
Investment Trust	—	—	—	—	—	—	—	0.29%

Performance figures assume all distributions are reinvested.

The expense ratios of the Portfolio are set forth according to the most recent publicly available registration statement for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses of 0.09%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 From June 1, 2009.

Annual report | Collateral Investment Trust

3

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Collateral Investment Trust for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or expenses and commissions that would have been incurred if an investor purchased or sold the securities represented in the index, which would have resulted in lower values if they did.

Collateral Investment Trust | Annual report

4

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2009 with the same investment held until December 31, 2009.

	Account value	Ending value	Expenses paid during
	on 7-1-09	on 12-31-09	period ended 12-31-09[1]

Common
Shares	$1,000.00	$1,001.50	$0.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid from table” ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2009, with the same investment held until December 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-09	on 12-31-09	period ended 12-31-09[1,2]

Common
Shares	$1,000.00	$1,024.80	$0.41

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statement for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.08%, which includes organizational fees, for the Fund’s share, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The annualized expense ratio, not including organizational fees was 0.07%. The hypothetical ending value and expenses paid, not including organizational fees, would be $1,024.90 and $0.36, respectively, using this ratio for the period ended December 31, 2009.

5

Portfolio Summary

Top 10 Holdings [1]	Yield	Percentage of
		Net Assets
Societe Generale North America, Inc.
01/04/10 to 02/18/10	0.160 to 0.240	5.2%
Govco LLC
01/11/10 to 2/25/10	0.180 to 0.280	5.1%
General Electric Capital Corp.
01/04/10 to 05/10/10	0.183 to 0.656	5.1%
Bank of Nova Scotia
01/14/10 to 03/10/10	0.090 to 0.756	4.6%
Federal Home Loan Bank
10/21/10 to 12/30/10	0.250 to 0.560	4.4%
Goldman Sachs Group, Inc.
03/02/10 to 06/28/10	0.351 to 0.551	4.0%
Abbey National NA LLC
01/06/10 to 12/10/10	0.120 to 0.275	4.0%
CAFCO LLC
01/06/10 to 03/18/10	0.200 to 0.260	3.9%
Yorktown Capital LLC
01/07/10 to 02/22/10	0.160 to 0.220	3.4%
Morgan Stanley
01/15/10 to 05/14/10	0.354 to 4.000	3.3%

Sector Composition [1,2]
Financials	67%
Temporary Liquidity Guarantee Program	9%
Industrials	8%
U.S. Government & Agency Obligations	4%
Mortgage Bonds	4%
Consumer Staples	3%
Health Care	3%
Telecommunication Services	2%

Portfolio Diversification [2]
Commercial Paper	55%
Corporate Interest-Bearing Obligations	28%
Temporary Liquidity Guarantee Program	9%
U.S. Government & Agency Obligations	4%
Asset Backed Securities	4%

1 As a percentage of net assets on December 31, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6

John Hancock Collateral Investment Trust
Securities owned by the Fund on
December 31, 2009

Maturity Date	Yield*	Par value	Value

Asset Backed Securities 3.83%			$187,580,697

(Cost $187,516,007)

Bank of America Auto Trust (S)
07/15/10	0.668	$14,590,395	$14,597,080
Bank of America Auto Trust (S)
09/15/10	0.396	6,074,897	6,076,954
BMW Vehicle Lease Trust
06/15/10	0.792	19,457	19,461
CNH Equipment Trust
12/03/10	0.421	35,223,750	35,240,907
Ford Credit Auto Owner Trust (S)
12/15/10	0.295	35,466,616	35,469,436
Honda Auto Receivables Owner Trust
07/15/10	0.754	15,032,340	15,042,206
Hyundai Auto Receivables Trust
09/15/10	0.357	8,870,067	8,872,830
John Deere Owner Trust
07/02/10	1.132	2,876,651	2,881,190
John Deere Owner Trust
11/02/10	0.345	17,071,117	17,076,943
Mercedes-Benz Auto Receivables Trust
10/15/10	0.267	30,608,079	30,612,015
Nissan Auto Lease Trust
06/15/10	1.043	2,914,736	2,916,866
Nissan Auto Lease Trust
09/15/10	0.410	18,767,902	18,774,809

Commercial Paper 54.81%			$2,686,306,699

(Cost $2,686,167,013)

Abbey National NA LLC (P)
01/06/10 to 12/10/10	0.120 to 0.275	194,000,000	193,982,120
American Honda Finance Corp.
01/07/10 to 03/03/10	0.150 to 0.200	162,975,000	162,949,757
Bank of Nova Scotia (P)
01/04/10 to 03/10/10	0.090 to 0.756	227,000,000	226,979,790
BMW US Capital LLC
01/04/10 to 01/12/10	0.270 to 0.280	73,000,000	72,995,010
BNP Paribas Finance, Inc.
01/04/10 to 01/25/10	0.010 to 0.220	155,600,000	155,594,500
CAFCO LLC
01/06/10 to 03/18/10	0.200 to 0.260	190,000,000	189,968,900
Cargill, Inc.
01/04/10 to 01/06/10	0.110 to 0.110	61,210,000	61,208,564
Deutsche Bank Financial LLC
01/15/10 to 02/22/10	0.170 to 0.200	130,000,000	129,979,900
Falcon Asset Securitization Company LLC
01/05/10 to 01/14/10	0.150 to 0.190	121,000,000	120,996,890

7

John Hancock Collateral Investment Trust
Securities owned by the Fund on
December 31, 2009

Maturity Date	Yield*	Par value	Value

Commercial Paper (continued)

Govco LLC
01/11/10 to 02/25/10	0.180 to 0.280	$250,000,000	$249,908,750
John Deere Credit Company
01/07/10 to 01/21/10	0.120 to 0.130	60,000,000	59,997,350
Jupiter Securitization Company LLC
01/07/10 to 01/19/10	0.150 to 0.210	90,000,000	89,987,300
Nestle Capital Corp.
02/16/10	0.360	40,000,000	39,993,200
Old Line Funding LLC
01/08/10 to 01/15/10	0.160 to 0.160	72,268,000	72,265,263
Park Avenue Receivables Corp.
01/05/10 to 01/19/10	0.150 to 0.160	122,000,000	121,993,980
Pfizer, Inc.
03/02/10 to 07/14/10	0.480 to 0.800	115,000,000	114,893,900
Rabobank Capital Funding Trust
01/19/10 to 02/19/10	0.200 to 0.210	40,200,000	40,195,610
Ranger Funding Company LLC
01/15/10 to 01/25/10	0.160 to 0.200	119,000,000	118,989,070
Societe Generale North America, Inc.
01/04/10 to 02/18/10	0.160 to 0.240	253,000,000	252,975,860
State Street Corp.
01/19/10	0.290	45,000,000	44,995,950
Yorktown Capital LLC
01/07/10 to 02/22/10	0.160 to 0.220	165,500,000	165,455,035

Corporate Interest-Bearing Obligations 28.27%			$1,385,240,478

(Cost $1,385,243,888)
American Honda Finance Corp. (P)(S)
01/29/10 to 12/15/10	0.325 to 5.125	58,547,000	59,069,560
AT&T, Inc. (P)
02/05/10	0.378	99,783,000	99,803,855
Bank of America Corp. (P)
05/21/10	0.387	24,020,000	23,982,817
Bear Stearns Companies LLC (P)
02/23/10	0.357	42,020,000	42,033,026
Caterpillar Financial Services Corp. (P)
02/08/10	0.725	33,000,000	33,016,962
Deutsche Bank New York(P)
02/16/10	0.773	18,792,000	18,807,785
E.I. Du Pont de Nemours & Company
04/30/10	4.125	20,500,000	20,775,233
General Electric Capital Corp. (P)
01/04/10 to 05/10/10	0.183 to 0.656	249,878,000	249,902,452
Goldman Sachs Group, Inc. (P)
03/02/10 to 06/28/10	0.351 to 0.551	195,786,000	195,887,974
John Deere Capital Corp. (P)
02/26/10	0.706	15,000,000	15,010,185

8

John Hancock Collateral Investment Trust
Securities owned by the Fund on
December 31, 2009

Maturity Date	Yield*	Par value	Value

Corporate Interest-Bearing Obligations (continued)

JPMorgan Chase & Company (P)
01/22/10 to 06/22/10	0.281 to 0.783	$119,995,000	$120,037,227
Morgan Stanley(P)
01/15/10 to 05/14/10	0.345 to 4.000	162,736,000	163,131,741
Procter & Gamble International Funding (P)
02/08/10 to 05/07/10	0.285 to 0.525	26,500,000	26,505,955
Rabobank Nederland NV (P)(S)
02/01/10	0.233	99,787,000	99,751,276
US Bancorp(P)
05/06/10 to 07/29/10	0.678 to 4.500	45,408,000	45,904,640
US Central Federal Credit Union (P)
10/19/11	0.284	23,000,000	23,000,276
Wal-Mart Stores, Inc.
07/01/10	4.125	22,070,000	22,503,962
Wells Fargo & Company(P)
01/15/10 to 03/22/10	0.332 to 4.200	65,128,000	65,144,039
Westpac Banking Corp. (P)
12/11/10	0.281	61,000,000	60,971,513

Temporary Liquidity Guarantee Program (C) 8.62%			$422,609,561

(Cost $420,952,711)

Bank of America Corp. (P)
06/22/12	0.451	41,000,000	41,224,967
Bank of America NA (P)
09/13/10	0.284	19,000,000	19,004,028
Citibank NA(P)
07/12/11 to 11/15/12	0.284 to 0.414	86,000,000	86,028,204
Citigroup Funding, Inc. (P)
07/30/10 to 03/30/12	0.381 to 0.551	29,000,000	29,116,239
Citigroup, Inc. (P)
12/09/11	1.035	22,340,000	22,701,104
General Electric Capital Corp. (P)
03/11/11 to 03/12/12	0.335 to 0.454	18,000,000	18,077,558
Goldman Sachs Group, Inc. (P)
11/09/11 to 03/15/12	0.454 to 0.525	36,000,000	36,185,592
Huntington National Bank (P)
06/01/12	0.656	18,000,000	18,184,014
JPMorgan Chase & Company (P)
02/23/11 to 12/26/12	0.347 to 0.501	60,000,000	60,474,340
Morgan Stanley(P)
02/10/12 to 06/20/12	0.454 to 0.603	55,000,000	55,420,855
PNC Funding Corp. (P)
04/01/12	0.451	10,000,000	10,051,350
State Street Bank & Trust Company (P)
09/15/11	0.454	10,000,000	10,043,860
Union Bank NA (P)
03/16/12	0.454	6,000,000	6,030,750

9

John Hancock Collateral Investment Trust
Securities owned by the Fund on
December 31, 2009

Maturity Date	Yield*	Par value	Value

Temporary Liquidity Guarantee Program (C) (continued)

Wells Fargo & Company (P)
06/15/12	0.474	$10,000,000	$10,066,700

U.S. Government & Agency Obligations 4.44%			$217,703,317

(Cost $217,996,271)
Federal Home Loan Bank
10/21/10 to 12/30/10	0.250 to 0.560	218,000,000	217,703,317

Total investments (Cost $4,897,875,890)† 99.97%			$4,899,440,752

Other assets and liabilities, net 0.03%			$1,473,161

Total net assets 100.00%			$4,900,913,913

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

* A yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(C) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At December 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $4,897,875,890. Net unrealized appreciation aggregated $1,564,862, of which $2,318,322 related to appreciated investment securities and $753,460 related to depreciated investment securities.

10

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — December 31, 2009

John
Hancock
Collateral
Investment
Trust
Assets

Investments, at value (Cost $4,897,875,890)	$4,899,440,752
Cash	18,509
Receivable for fund shares sold	54,525,247
Interest receivable	2,338,979
Other receivables and prepaid assets	33,282
Total assets	4,956,356,769

Liabilities

Payable for fund shares repurchased	54,525,247
Distributions payable	771,629
Payable to affiliates
Chief compliance officer fees	3,020
Transfer agent fees	16,962
Trustees' fees	9,485
Other liabilities and accrued expenses	116,513
Total liabilities	55,442,856

Net assets

Capital paid-in	$4,899,493,872
Accumulated distributions in excess of net
investment income	(144,821)
Net unrealized appreciation (depreciation) on
investments	1,564,862
Net assets	$4,900,913,913

Net asset value per share

Based on 489,626,888 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

11

John Hancock Collateral Investment Trust

Statement of Operations — For the Period Ended December 31, 20091

John
Hancock
Collateral
Investment
Trust
Investment income

Interest	$8,395,732

Expenses

Investment management fees (Note 4)	837,012
Accounting and legal services fees (Note 4)	233,550
Transfer agent fees (Note 4)	58,629
Trustees' fees	16,936
Professional fees	112,329
Custodian fees	245,000
Registration and filing fees	12,874
Organizational fees	489,853
Chief compliance officer fees (Note 4)	20,520
Other	49,275

Total expenses	2,075,978

Net investment income	6,319,754

Realized and unrealized gain (loss)

Change in net unrealized appreciation
(depreciation) on investments	1,564,862

Increase in net assets from operations	$7,884,616

1 Period from 6-1-09 (inception date) to 12-31-09.

The accompanying notes are an integral part of the financial statements.

12

John Hancock Collateral Investment Trust

Statement of Changes in Net Assets

John Hancock
Collateral
Investment
Trust

Period ended
12/31/09 [1]

Increase (decrease) in net assets

From operations
Net investment income	$6,319,754
Change in net unrealized appreciation
(depreciation)	1,564,862

Increase in net assets resulting from
operations	7,884,616

Distributions to shareholders
From net investment income	(6,464,575)

From Fund share transactions (Note 5)	4,899,493,872

Total increase	4,900,913,913

Net assets

Beginning of period	—

End of period	$4,900,913,913

Accumulated distributions in excess of net
investment income	$(144,821)

1 Period from 6-1-09 (inception date) to 12-31-09.

The accompanying notes are an integral part of the financial statements.

13

John Hancock Collateral Investment Trust

Financial Highlights (For a share outstanding throughout the period)

Period ended
12/31/09[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.01

Total from investment operations	0.03

Less distributions
Net investment income	(0.02)

Net asset value, end of period	$10.01

Total Return (%)[3]	0.29[4]

Ratios and supplemental data

Net Assets, end of period (in millions)	$4,901
Expenses	0.09[5]
Net investment income	0.29[5]
Portfolio Turnover Rate (%)	9

1 Period from 6-1-09 (inception date) to 12-31-09.

2 Based on the average daily shares outstanding.

3Assumes dividend reinvestment (if applicable).

4 Not annualized.

5 All expenses have been annualized except organizational fees, which were 0.01% of average net assets and are non-recurring. This expense decreased the net investment income by less than $0.005 and the net investment income ratio by 0.01%.

The accompanying notes are an integral part of the financial statements.

14

John Hancock Collateral Investment Trust

Notes to financial statements

Note 1
Organization

John Hancock Collateral Investment Trust (the Fund) is a Massachusetts business trust organized on May 19, 2009. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is the successor to John Hancock Cash Investment Trust (CIT). The Fund acquired all the assets and liabilities of CIT in a non-taxable exchange for shares of the Fund. The Fund commenced operations on June 1, 2009 upon the completion of this transaction. The current investors in the Fund are affiliated funds of John Hancock Mutual Funds family of funds and the Fund serves as an investment vehicle for cash collateral received by the affiliated funds for securities lending.

The investment objective of the Fund is to maximize income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The Fund invests only in U.S. dollar denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund is a floating rate fund and its net asset value may fluctuate.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, February 23, 2010, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations, including short term debt investments, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as determined in good faith by the Fund’s pricing committee in accordance with procedures adopted by the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own

15

assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All investments as listed in the Portfolio of Investments at December 31, 2009, are Level 2 under the hierarchy discussed above.

Security transactions and related investment income

Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Organization fees

Fees incurred by the Fund in connection with its organization are expensed.

Federal income taxes

The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the period ended December 31, 2009, tax character of distributions paid was $6,464,575 from ordinary income.

As of December 31, 2009, the components of distributable earnings on a tax basis included $325,982 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. For the period ended December 31, 2009, there were no permanent book/tax differences.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain

16

liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 4
Management fee and transactions with affiliates and others

The Fund has an investment management contract with MFC Global Investment Management (U.S.), LLC (the Adviser), an affiliate of the Fund and an indirect wholly owned subsidiary of Manulife Financial Corporation. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.03% of the Fund’s average daily net asset value in excess of $1,500,000,000.

The Fund has an agreement with John Hancock Funds, LLC (the Placement Agent) to perform services related to the offering and sale of shares of the Fund. The Fund pays a fee of $100 per year as compensation for the services to be rendered by the Placement Agent, plus any expenses.

The investment management fees incurred for the period ended December 31, 2009, were equivalent to an annual effective rate of 0.04% of the Fund’s average daily net assets.

The Fund has an agreement with the affiliates of the Adviser to perform necessary tax, accounting, compliance, legal and other administrative services of the Fund. The Fund pays the affiliates, monthly in arrears for these services at a rate of 0.02% of the Fund’s average daily net assets, up to a maximum of $400,000 annually. The accounting and legal service fees incurred for the period ended December 31, 2009, were equivalent to an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Fund has contracted with the Adviser’s Chief Compliance Office (CCO) to provide certain services, including on-going evaluation of the Fund’s Federal Security Law policies and procedures. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The Fund pays an annual flat rate of $35,000 to the Adviser, paid monthly in arrears, for these services. The CCO fees incurred for the period ended December 31, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates.

The Fund has a transfer agent agreement with the Adviser and John Hancock Signature Services, Inc. (Transfer Agent), an affiliate of the Adviser. The Fund pays for these services at an annual flat fee of $100,000 paid monthly. For the period ended December 31, 2009, the Fund paid $58,629 in transfer agent fees.

Note 5
Fund share transactions

The listing illustrates the number of Fund shares sold, issued in acquisition of CIT and repurchased during the period ended December 31, 2009 along with the corresponding dollar value:

	Period ended
	12/31/09[1]

	Shares	Amount
Common shares
Sold	1,617,448,284	$16,190,461,263
Issued in acquisition of CIT	175,181,953	1,751,819,527
Repurchased	(1,303,003,349)	(13,042,786,918)

Net increase	489,626,888	$4,899,493,872

1 Period from 6-1-09 (inception date) to 12-31-09.

17

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the period ended December 31, 2009, aggregated $909,571,719 and $70,117,832, respectively.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Collateral Investment Trust (the “Fund”) at December 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2009 (commencement of operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2009, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2010

19

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Collateral Investment Trust. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Harlan D. Platt,[2] Born: 1950	2009	1

Chairman
Harlan D. Platt, Ph.D., has taught finance at Northeastern University in Boston since 1981. He teaches strategies for companies in crisis and global competition and market dominance. He was the faculty dean of the Turnaround Management Association from 1993 to 2003. Prior to joining the faculty at
Northeastern in 1981, he was the director of electricity research and forecasting for Data Resources, Inc.
Dr. Platt is the author of eight books and 45 academic articles. He also serves on the board of Republic
Financial Corporation. Dr. Platt holds a Bachelor of Arts from Northwestern University, and a Master of
Arts and Doctorate in Economics from the University of Michigan.

John A. Frabotta,[2] Born: 1942	2009	1

Trustee
John A. Frabotta is retired. He is the founding partner and shareholder of CypressTree Investment
Management LLC. CypressTree and its predecessor was founded in 1988. At CypressTree Mr. Frabotta was the Chief Investment Officer and member of the firms’ Credit Committee. In his role as Chief
Investment Officer he provided strategic investment guidance on macro-economic and micro-economic issues. In addition, Mr. Frabotta provided industry-specific recommendation for both the firm’s structural investment vehicles as well as its institutional offshore funds. In addition, Mr. Frabotta was responsible for providing asset allocation parameters on various asset classes: high-yield fixed income debt, floating rate senior bank debt, convertible bonds, synthetic CDS Funds and distressed securities. He was also involved in establishing the firm’s strategy to negotiate distress debt workouts. As Chief Investment
Officer, Mr. Frabotta was responsible for the hiring, training, and supervision of eight credit analysts and two traders. He served on the firm’s Credit Committee which received and approved all investments made by CypressTree. Prior to founding CypressTree, Mr. Frabotta was the head of High Yield Research at Merrill Lynch, Pierce, Fenner and Smith (1979–1988). He provided research on high-yield debt to a wide array of institutional clients as well as high net worth individuals through the Merrill Lynch System.

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Frank Saeli, Born: 1962	2009	1

Frank Saeli is global head of sales and relationship management at MFC Global Investment Management.
He is responsible for building and executing new business development and client management strategies in the U.S. and Canada, and also provides leadership in consultant relations. He is a member of the MFC
GIM’s Management Committee and Product Steering Committee. Prior to joining the firm, Mr. Saeli was a vice president and principal at State Street Global Advisors, responsible for institutional sales and rela-
tionship management. Earlier, he spent eight years at Boston Partners Asset Management where he was a partner and managing director focused on institutional sales and client service in the U.S. and Canada.
He began his career with The Boston Company in 1986, serving in various sales and client service roles.

Annual report | Collateral Investment Trust

20

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Barry H. Evans, Born: 1960	2009

President and Chief Executive Officer
Barry H. Evans, CFA, is the chief investment officer, global fixed income and country head, U.S., at MFC
Global Investment Management, and the president and chief operating officer at MFC Global Investment
Management (U.S.), LLC. He is responsible for all U.S. and international fixed income strategies managed by MFC GIM, some of which incorporate exposure to high yield and emerging market debt asset classes.
He also serves as the chairman of the firm’s Senior Investment Policy Committee.

Carolyn M. Flanagan, Born: 1967	2009

Secretary and Chief Legal Officer
Carolyn M. Flanagan is a vice president and the general counsel at MFC Global Investment Management
(U.S.), LLC. She provides legal support for the firm’s mutual fund and institutional investment management business. Ms. Flanagan also serves as a member of the firm’s Senior Investment Policy
Committee. Prior to joining the firm, Ms. Flanagan served as vice president and counsel at Wellington
Management Company, LLP, and prior to that assistant vice president and counsel at State Street Bank and Trust Company. She is a member of the Massachusetts, Florida, and District of Columbia Bars.

Thomas M. Kinzler, Born: 1955	2009

Assistant Secretary
Thomas Kinzler is vice president and counsel, John Hancock Life Insurance Company (U.S.A.) (since
2006); secretary and chief legal officer, John Hancock Funds, John Hancock Funds II and John Hancock
Trust (since 2006); vice president and associate general counsel, Massachusetts Mutual Life Insurance
Company (1999–2006); secretary and chief legal counsel, MML Series Investment Fund (2000–2006);
secretary and chief legal counsel, MassMutual Institutional Funds (2000–2004); secretary and chief legal counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

William E. Corson, Born: 1956	2009

Chief Compliance Officer
William E. Corson is a vice president and the chief compliance officer at MFC Global Investment
Management (U.S.), charged with oversight of all compliance related activities. Mr. Corson also serves as a member of the firm’s Senior Investment Policy Committee. Prior to joining the firm, Mr. Corson held chief compliance officer roles at Aladdin Capital Management, Pyramis Global Advisors (the institutional investment management firm of Fidelity Investments), and Lee Munder Capital Management. Earlier, he
spent over 10 years at Investors Bank and Trust, where he was responsible for trust division operations and client service. He is a member of the Massachusetts Bar.

Francis V. Knox, Jr., Born: 1947	2009

Assistant Chief Compliance Officer
Francis Knox is chief compliance officer, John Hancock Funds, JHF II, JHF III and JHT (since 2005);
chief compliance officer, John Hancock Advisers, LLC and JHIMS (since 2007); vice president and chief compliance officer, John Hancock Advisers, LLC and JHIMS (until 2007); vice president and chief compliance officer, MFC Global (U.S.) (2005–2008); vice president and assistant treasurer, Fidelity Group of Funds (until 2005).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Charles Rizzo is the senior vice president, John Hancock Advisers, LLC and John Hancock Investment
Management Services, LLC (since 2007); chief financial officer, John Hancock Funds, JHF II, JHF III and
JHT (since 2007); assistant treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); vice president, Goldman Sachs (2005–2007); managing director and treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Collateral Investment Trust | Annual report

21

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Diane Landers, Born: 1962	2009

Chief Administrative Officer
Diane R. Landers is a vice president and the chief administrative officer for MFC Global Investment
Management (U.S.), LLC, as well as a member of the firm’s Senior Investment Policy Committee. Prior to assuming this position in 2005, Ms. Landers was the general director of operations for the firm’s Private
Client Group, responsible for managing the private client operations including client service, account reconciliation and trading functions. Her previous positions at the company have included director of corporate development and director of control accounting for John Hancock Signature Services.
Previously, Ms. Landers worked as a Manager for control account and business systems at TSSG —
American Express.

Michael J. Leary, Born: 1965	2009

Treasurer
Michael Leary is the vice president, John Hancock Life Insurance Company (U.S.A.) and treasurer for
John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since
May 2009); assistant treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (2007–2009); vice president and director of Fund Administration, JP Morgan
(2004–2007); vice president and senior manager of Fund Administration, JP Morgan (1993–2004);
manager, Ernst & Young, LLC (1988–1993).

Ismail Gunes, Born: 1952	2009

Assistant Treasurer
Ismail Gunes is a vice president and the head of investment operations and performance calculation for retail, institutional and private client accounts at MFC Global, as well as a member of the Senior
Investment Policy Committee. Mr. Gunes also works closely with MFC Global’s operations team in
Toronto. Prior to joining the firm in 1995, he held positions as vice president at Putnam Investments, assistant vice president at Investors Bank and Trust, and fund administrator at Bank of New England. He is a member of the Global Association of Risk Professionals; a member of the Fund Accounting and Custody
Committee of the NICSA; a member of the T+1 and STP Advisory Boards of the Investment Company
Institute; and a member of the Board of Directors and president of the Massachusetts chapter of the
Business Forum.

The business address for Harlan D. Platt, John A. Frabotta, Frank Saeli, Barry H. Evans, Carolyn M. Flanagan, William E. Corson, Diane Landers and Ismail Gunes is 101 Huntington Avenue, Boston, Massachusetts 02199. The business address for Thomas M. Kinzler, Francis V. Knox, Jr., Charles A. Rizzo and Michael J. Leary is 601 Congress Street, Boston, Massachusetts 02210.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Collateral Investment Trust

22

More information

Trustees	Investment adviser
Harlan D. Platt*	MFC Global Investment Management
John A. Frabotta*	(U.S.), LLC
Frank Saeli†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Carolyn M. Flanagan	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Thomas M. Kinzler	WilmerHale
Assistant Secretary
Independent registered
William E. Corson	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Assistant Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Diane Landers
Chief Administrative Officer

Michael J. Leary
Treasurer

Ismail Gunes
Assistant Treasurer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

Collateral Investment Trust | Annual report

23

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trustees have determined that a member of the audit committee, Mr. John Frabotta, is an audit committee financial expert. Mr. Frabotta is an independent trustee by virtue of being not an "interested" person of the Trust (as defined under the Investment Company Act of 1940, as amended) whose sole compensation from the Trust is his Trustees' fees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $48,032 for the fiscal year ended December 31, 2009 for John Hancock Collateral Investment Trust. Inception date for the John Hancock Collateral Investment Trust is June 1, 2009. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended December 31, 2009 amounted to $0 for John Hancock Collateral Investment Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $1,561 for the fiscal year ended December 31, 2009 for John Hancock Collateral Investment Trust. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

Other fees for the fiscal year ended December 31, 2009 amounted to $0 for John Hancock Collateral Investment Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $5,879,533 for the fiscal year ended December 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Harlan D. Platt - Chairman
John A. Frabotta

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	March 1, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 1, 2010